CHANGES IN ACCOUNTING POLICIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2017	Mar. 31, 2016
Disclosure of initial application of standards or interpretations [line items]
Current assets	$ 2,060.8	$ 1,919.7	$ 1,965.1
Non-current assets			3,432.6
Assets	5,719.2	5,354.8	5,397.7
Current liabilities	1,320.6	1,273.9	1,411.1
Non-current liabilities			1,974.3
Liabilities	3,352.6	3,273.8	3,385.4
Equity attributable to owners of parent	2,298.2	2,020.8	1,952.1
Non-controlling interests	68.4	60.2	60.2
Equity	2,366.6	2,081.0	2,012.3	$ 1,940.3
Revenue	2,830.0	2,704.5
Operating profit	461.0	364.7
Finance costs	89.9	$ 84.0
Previously stated
Disclosure of initial application of standards or interpretations [line items]
Current assets			1,919.7
Non-current assets			3,435.1
Assets			5,354.8
Current liabilities			1,273.9
Non-current liabilities			1,999.9
Liabilities			3,273.8
Equity attributable to owners of parent			2,020.8
Non-controlling interests			60.2
Equity			2,081.0
Increase (decrease) due to application of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Current assets	62.5		45.4
Non-current assets	(1.5)		(2.5)
Assets	61.0		42.9
Current liabilities	153.5		137.2
Non-current liabilities	(23.4)		(25.6)
Liabilities	130.1		111.6
Equity attributable to owners of parent	(69.1)		(68.7)
Non-controlling interests	0.0		0.0
Equity	(69.1)		$ (68.7)
Revenue	(6.5)
Operating profit	1.8
Finance costs	1.0
As Reported
Disclosure of initial application of standards or interpretations [line items]
Current assets	2,060.8
Non-current assets	3,658.4
Assets	5,719.2
Current liabilities	1,320.6
Non-current liabilities	2,032.0
Liabilities	3,352.6
Equity attributable to owners of parent	2,298.2
Non-controlling interests	68.4
Equity	2,366.6
As Restated
Disclosure of initial application of standards or interpretations [line items]
Current assets	2,123.3
Non-current assets	3,656.9
Assets	5,780.2
Current liabilities	1,474.1
Non-current liabilities	2,008.6
Liabilities	3,482.7
Equity attributable to owners of parent	2,229.1
Non-controlling interests	68.4
Equity	$ 2,297.5